American Century Investments®
Quarterly Portfolio Holdings
Diversified Bond Fund
June 30, 2026

Diversified Bond Fund - Schedule of Investments
JUNE 30, 2026 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 23.9%
Aerospace and Defense — 0.1%
Boeing Co., 5.71%, 5/1/40	2,255,000	2,294,171
Air Freight and Logistics — 0.2%
GXO Logistics, Inc., 6.25%, 5/6/29	8,313,000	8,596,181
Automobiles — 0.2%
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	4,575,000	4,823,407
Ford Motor Credit Co. LLC, 6.05%, 11/5/31	786,000	795,973
General Motors Financial Co., Inc., 6.15%, 7/15/35	1,775,000	1,850,615
		7,469,995
Banks — 4.0%
ABN AMRO Bank NV, VRN, 3.32%, 3/13/37(1)	1,600,000	1,439,989
Bank of America Corp., VRN, 5.51%, 1/24/36	4,130,000	4,219,059
Bank of America Corp., VRN, 5.49%, 4/23/37	11,575,000	11,533,538
Bank of Montreal, VRN, 5.30%, 6/2/37	5,980,000	5,988,207
Bank of Montreal, VRN, 7.70%, 5/26/84	13,400,000	14,023,113
Bank of Nova Scotia, VRN, 4.90%, 6/5/32	4,575,000	4,564,752
Bank of Nova Scotia, VRN, 8.00%, 1/27/84	13,107,000	13,835,068
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 5.40%, 6/3/31(1)	3,318,000	3,363,623
BPCE SA, VRN, 3.65%, 1/14/37(1)	5,385,000	4,858,430
Citigroup, Inc., VRN, 5.61%, 3/4/56	1,610,000	1,576,687
Dresdner Funding Trust I, 8.15%, 6/30/31(1)	5,455,000	5,862,747
HBOS PLC, 6.00%, 11/1/33(1)	5,460,000	5,645,223
HSBC Holdings PLC, 6.50%, 9/15/37	11,550,000	12,513,244
Intesa Sanpaolo SpA, VRN, 6.01%, 6/29/37(1)	3,878,000	3,905,338
JPMorgan Chase & Co., VRN, 4.41%, 4/23/30	6,060,000	6,009,242
JPMorgan Chase & Co., VRN, 4.35%, 1/22/32	3,500,000	3,429,462
JPMorgan Chase & Co., VRN, 4.62%, 4/23/32	6,040,000	5,971,627
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35	7,013,000	7,297,269
JPMorgan Chase & Co., VRN, 5.15%, 4/23/37	5,900,000	5,859,733
JPMorgan Chase & Co., VRN, 4.26%, 2/22/48	5,540,000	4,585,965
Morgan Stanley Private Bank NA, VRN, 4.73%, 7/18/31	2,050,000	2,041,202
Pinnacle Bank/Nashville TN, VRN, 5.96%, 1/15/36	6,659,000	6,611,482
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	2,337,000	2,417,024
Toronto-Dominion Bank, VRN, 7.25%, 7/31/84	3,708,000	3,849,850
U.S. Bancorp, VRN, 5.72%, 5/20/41	4,275,000	4,290,344
Webster Financial Corp., VRN, 5.78%, 9/11/35	4,395,000	4,431,625
Wells Fargo & Co., VRN, 5.61%, 4/23/36	5,590,000	5,732,482
Wells Fargo & Co., VRN, 5.43%, 1/23/47	1,630,000	1,566,485
Wells Fargo & Co., VRN, 5.01%, 4/4/51	3,810,000	3,416,479
		160,839,289
Beverages — 0.1%
Maple Parent Holdings Corp., 5.70%, 3/26/36(1)	4,318,000	4,373,196
Biotechnology — 0.3%
Amgen, Inc., 5.65%, 3/2/53	4,545,000	4,426,654
BioMarin Pharmaceutical, Inc., 5.50%, 2/15/34(1)	1,107,000	1,088,283
Genmab AS/Genmab Finance LLC, 6.25%, 12/15/32(1)	4,800,000	4,894,383
		10,409,320
Broadline Retail — 0.2%
Amazon.com, Inc., 4.55%, 3/13/33	5,060,000	4,979,487

Amazon.com, Inc., 4.875%, 3/13/36	3,865,000	3,806,170
		8,785,657
Capital Markets — 2.1%
Blackstone Private Credit Fund, 5.95%, 7/16/29	5,303,000	5,306,551
Blue Owl Capital Corp., 3.40%, 7/15/26	5,895,000	5,890,860
Blue Owl Credit Income Corp., 7.75%, 9/16/27	5,595,000	5,717,130
Goldman Sachs BDC, Inc., 5.10%, 1/28/29	3,942,000	3,850,892
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29	6,780,000	7,033,895
Goldman Sachs Group, Inc., VRN, 5.07%, 1/21/37	3,030,000	2,959,448
Goldman Sachs Group, Inc., VRN, 5.54%, 1/21/47	2,285,000	2,211,429
Goldman Sachs Group, Inc., VRN, 5.73%, 1/28/56	3,025,000	2,978,037
Goldman Sachs Private Credit Corp., 5.05%, 2/23/28	5,995,000	5,964,919
Golub Capital BDC, Inc., 7.05%, 12/5/28	3,173,000	3,260,166
Golub Capital Private Credit Fund, 5.45%, 8/15/28	3,995,000	3,952,304
HPS Corporate Lending Fund, 5.45%, 1/14/28	1,960,000	1,953,125
HPS Corporate Lending Fund, 4.90%, 9/11/28	3,395,000	3,328,220
HPS Corporate Lending Fund, 6.25%, 9/30/29	1,597,000	1,608,384
Morgan Stanley, VRN, 6.41%, 11/1/29	2,065,000	2,138,010
Morgan Stanley, VRN, 4.81%, 4/16/32	5,480,000	5,438,550
Morgan Stanley, VRN, 6.63%, 11/1/34	8,210,000	8,912,618
Morgan Stanley, VRN, 5.83%, 4/19/35	1,860,000	1,930,465
Northern Trust Corp., VRN, 3.375%, 5/8/32	8,246,000	8,145,152
		82,580,155
Chemicals — 0.3%
Ecolab, Inc., 5.15%, 6/15/33	5,790,000	5,871,734
Ecolab, Inc., 5.35%, 6/15/36	4,525,000	4,604,755
		10,476,489
Construction Materials — 0.1%
Eagle Materials, Inc., 5.00%, 3/15/36	4,187,000	4,051,487
Consumer Finance — 0.4%
Avolon Holdings Funding Ltd., 4.85%, 4/1/33(1)	4,667,000	4,518,997
Capital One Financial Corp., VRN, 4.72%, 1/30/32	5,370,000	5,299,010
Capital One Financial Corp., VRN, 2.36%, 7/29/32	4,300,000	3,733,966
Capital One Financial Corp., VRN, 5.40%, 1/30/37	4,126,000	4,073,287
		17,625,260
Diversified Consumer Services — 0.2%
Duke University, 3.30%, 10/1/46	2,670,000	1,968,002
Massachusetts Institute of Technology, 5.62%, 6/1/55	835,000	854,222
Novant Health, Inc., 3.17%, 11/1/51	1,500,000	991,831
Pepperdine University, 3.30%, 12/1/59	5,228,000	3,413,429
		7,227,484
Diversified REITs — 0.9%
Boston Properties LP, 5.75%, 1/15/35	5,465,000	5,519,515
Equinix Europe 2 Financing Corp. LLC, 4.70%, 3/15/33	4,665,000	4,548,032
Fibra SOMA Trust F/6185, 7.125%, 5/28/36(1)	5,121,000	5,076,191
GLP Capital LP/GLP Financing II, Inc., 5.625%, 3/1/36	2,135,000	2,093,448
Kilroy Realty LP, 3.05%, 2/15/30	1,720,000	1,589,226
Kilroy Realty LP, 2.50%, 11/15/32	2,315,000	1,922,283
Piedmont Operating Partnership LP, 6.875%, 7/15/29	5,122,000	5,347,305
Piedmont Operating Partnership LP, 2.75%, 4/1/32	4,923,000	4,220,371
Trust 2401, 7.70%, 1/23/32(1)	4,190,000	4,476,596
		34,792,967
Diversified Telecommunication Services — 0.9%
AT&T, Inc., 6.20%, 10/30/56	3,957,000	3,914,247

Beacon Point DC LLC, 6.13%, 11/30/42(1)	3,905,000	3,940,109
HUT 8 DC LLC, 6.19%, 11/15/42(1)	3,065,000	3,105,774
Space Exploration Technologies Corp., 5.65%, 7/15/33(1)	3,890,000	3,867,934
Space Exploration Technologies Corp., 5.875%, 7/15/36(1)	3,890,000	3,840,729
Space Exploration Technologies Corp., 6.60%, 7/15/46(1)	2,850,000	2,773,402
Space Exploration Technologies Corp., 6.65%, 7/15/56(1)	2,101,000	2,028,340
Verizon Communications, Inc., VRN, 6.20%, 5/14/56	8,623,000	8,720,854
Verizon Communications, Inc., VRN, 6.05%, 5/14/58	5,964,000	6,020,783
		38,212,172
Electric Utilities — 1.7%
Baltimore Gas & Electric Co., 6.05%, 6/1/56	3,804,000	3,927,214
Chpe LLC, 5.10%, 6/30/33(1)	1,886,000	1,881,584
Commonwealth Edison Co., 5.95%, 6/1/55	4,342,000	4,426,065
Constellation Energy Generation LLC, 5.30%, 6/1/36	3,602,000	3,584,358
Duke Energy Florida LLC, 5.95%, 11/15/52	2,125,000	2,183,600
Duke Energy Progress LLC, 5.35%, 3/15/53	1,475,000	1,393,768
Hydro One, Inc., 4.75%, 5/30/31	8,015,000	8,032,363
MidAmerican Energy Co., 5.85%, 9/15/54	10,207,000	10,357,319
NextEra Energy Capital Holdings, Inc., VRN, 6.00%, 10/1/56	2,107,000	2,106,576
NextEra Energy Capital Holdings, Inc., VRN, 5.65%, 5/1/79	5,862,000	5,850,958
Pacific Gas & Electric Co., 6.30%, 8/15/56	5,027,000	5,010,183
Southern Co. Gas Capital Corp., 5.10%, 9/15/35	3,965,000	3,934,189
Southern Co. Gas Capital Corp., VRN, 6.05%, 9/15/56	3,924,000	3,930,404
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	9,546,000	9,890,935
		66,509,516
Electrical Equipment — 0.1%
Hubbell, Inc., 5.15%, 6/15/36	2,545,000	2,534,716
Entertainment — 0.1%
Beignet Investor LLC, 6.58%, 5/30/49(1)	5,366,000	5,476,800
Financial Services — 0.9%
Antares Holdings LP, 6.35%, 10/23/29(1)	7,475,000	7,451,318
Atlas Warehouse Lending Co. LP, 6.25%, 1/15/30(1)	12,068,000	12,434,503
Atlas Warehouse Lending Co. LP, 4.95%, 11/15/30(1)	530,000	522,721
Atlas Warehouse Lending Co. LP, 5.25%, 1/15/33(1)	4,135,000	4,074,180
Experian Finance U.S., Inc., 5.35%, 8/24/36(1)	7,070,000	7,042,269
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)	5,326,000	5,260,436
		36,785,427
Food Products — 0.0%
Mars, Inc., 5.70%, 5/1/55(1)	1,997,000	1,968,767
Ground Transportation — 0.2%
Fedex Freight Holding Co., Inc., 5.25%, 3/15/36(1)	5,941,000	5,788,788
United Rentals North America, Inc., 6.00%, 12/15/29(1)	620,000	630,507
		6,419,295
Health Care Equipment and Supplies — 0.7%
Abbott Laboratories, 4.65%, 3/15/36	5,743,000	5,578,657
Abbott Laboratories, 5.50%, 3/15/56	4,515,000	4,424,984
Baxter International, Inc., 4.90%, 12/15/30	3,525,000	3,499,648
Baxter International, Inc., 5.65%, 12/15/35	2,291,000	2,273,512
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	2,917,000	2,980,726
Medline Borrower LP/Medline Co-Issuer, Inc., 5.00%, 6/15/31(1)	4,815,000	4,794,722
Medline Borrower LP/Medline Co-Issuer, Inc., 5.25%, 6/15/33(1)	2,870,000	2,854,698
		26,406,947
Health Care Providers and Services — 0.7%
CVS Health Corp., 6.00%, 6/1/44	4,470,000	4,516,812

CVS Health Corp., VRN, 7.00%, 3/10/55	3,160,000	3,282,109
Duke University Health System, Inc., 3.92%, 6/1/47	797,000	636,376
HCA, Inc., 5.30%, 5/15/36	10,050,000	9,987,528
HCA, Inc., 6.20%, 3/1/55	1,463,000	1,490,533
Kaiser Foundation Hospitals, 3.00%, 6/1/51	2,800,000	1,820,480
UnitedHealth Group, Inc., 5.30%, 6/15/35	1,848,000	1,882,819
UnitedHealth Group, Inc., 5.05%, 4/15/53	5,750,000	5,172,040
		28,788,697
Hotels, Restaurants and Leisure — 0.3%
Carnival Corp. Ltd., 4.00%, 8/1/28(1)	5,661,000	5,559,070
Carnival Corp. Ltd., 5.125%, 5/1/29(1)	2,819,000	2,815,992
Marriott International, Inc., 5.10%, 5/1/38	2,620,000	2,527,804
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	1,959,000	1,987,177
		12,890,043
Insurance — 1.1%
Allianz SE, VRN, 6.35%, 9/6/53(1)	2,600,000	2,715,535
Athene Global Funding, 5.53%, 7/11/31(1)	2,647,000	2,672,226
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(1)	10,245,000	10,174,010
MetLife, Inc., 6.40%, 12/15/66	10,397,000	10,633,542
MetLife, Inc., 10.75%, 8/1/69	4,015,000	5,216,256
Prudential Financial, Inc., VRN, 5.70%, 9/15/48	11,820,000	11,847,706
		43,259,275
Interactive Media and Services — 0.7%
Alphabet, Inc., 4.80%, 2/15/36	5,065,000	4,981,027
Alphabet, Inc., 5.65%, 2/15/56	4,405,000	4,349,563
Meta Platforms, Inc., 4.60%, 11/15/32	5,645,000	5,552,520
Meta Platforms, Inc., 5.25%, 5/15/36	4,060,000	4,032,879
Meta Platforms, Inc., 5.50%, 11/15/45	2,325,000	2,158,670
Meta Platforms, Inc., 5.625%, 11/15/55	6,440,000	5,839,609
		26,914,268
IT Services — 0.1%
International Business Machines Corp., 5.80%, 2/3/56	3,360,000	3,261,580
Machinery — 0.4%
Allison Transmission, Inc., 5.875%, 12/1/33(1)	3,503,000	3,493,845
Flowserve Corp., 5.70%, 5/15/36	8,760,000	8,807,651
Weir Group, Inc., 5.35%, 5/6/30(1)	3,217,000	3,246,231
		15,547,727
Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	3,992,000	3,944,044
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	1,197,000	1,135,559
Cox Communications, Inc., 5.70%, 6/15/33(1)	4,729,000	4,650,787
Discovery Communications LLC, 3.95%, 3/20/28	2,155,000	1,998,116
		11,728,506
Metals and Mining — 0.2%
ArcelorMittal SA, 5.375%, 5/19/36	4,524,000	4,486,852
Glencore Funding LLC, 5.51%, 4/1/36(1)	5,030,000	5,062,644
		9,549,496
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	8,180,000	7,999,181
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	5,435,000	5,638,780
		13,637,961
Multi-Utilities — 0.5%
CMS Energy Corp., VRN, 4.75%, 6/1/50	7,171,000	7,030,902
Dominion Energy, Inc., 5.35%, 6/15/36	4,652,000	4,659,646

Sempra, 3.25%, 6/15/27	1,508,000	1,490,411
Sempra, VRN, 4.125%, 4/1/52	7,199,000	7,141,484
		20,322,443
Oil, Gas and Consumable Fuels — 1.9%
Cenovus Energy, Inc., 5.40%, 3/20/36	2,583,000	2,562,016
Cheniere Energy, Inc., 5.20%, 7/30/36(1)	2,044,000	2,013,371
Columbia Pipelines Holding Co. LLC, 5.00%, 11/17/32(1)	3,996,000	3,952,904
Columbia Pipelines Operating Co. LLC, 5.51%, 5/15/36(1)	4,390,000	4,409,377
Enbridge, Inc., VRN, 6.00%, 1/15/77	9,590,000	9,647,924
Energy Transfer LP, 6.125%, 12/15/45	3,610,000	3,589,931
Energy Transfer LP, 5.95%, 5/15/54	4,150,000	3,974,990
Eni SpA, 5.25%, 5/18/36(1)	2,468,000	2,428,034
Eni SpA, 6.00%, 5/18/56(1)	2,095,000	2,069,294
Enterprise Products Operating LLC, VRN, 5.25%, 8/16/77	9,790,000	9,755,767
Enterprise Products Operating LLC, VRN, 5.375%, 2/15/78	5,934,000	5,916,157
Expand Energy Corp., 5.375%, 3/15/30	5,730,000	5,752,368
NGPL PipeCo LLC, 5.60%, 8/15/36(1)	2,797,000	2,782,630
Occidental Petroleum Corp., 6.20%, 3/15/40	2,150,000	2,232,057
Ovintiv, Inc., 7.10%, 7/15/53	3,730,000	4,125,392
Rio Grande LNG LLC, 5.75%, 6/30/36(1)(2)	5,488,000	5,470,791
Transcanada Trust, VRN, 5.30%, 3/15/77	3,600,000	3,601,897
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(1)	3,738,000	3,965,199
		78,250,099
Passenger Airlines — 0.1%
United Airlines, Inc., 4.625%, 4/15/29(1)	2,865,000	2,827,113
Personal Care Products — 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 5.60%, 1/15/31(1)	4,925,000	4,794,252
Pharmaceuticals — 0.3%
Merck & Co., Inc., 5.20%, 5/22/36	4,530,000	4,587,910
Merck & Co., Inc., 5.70%, 9/15/55	2,617,000	2,635,044
Merck & Co., Inc., 5.85%, 5/22/56	3,171,000	3,250,075
		10,473,029
Real Estate Management and Development — 0.3%
CBRE Services, Inc., 5.25%, 6/1/36	4,360,000	4,301,202
Essential Properties LP, 5.375%, 7/15/36	6,155,000	6,075,458
		10,376,660
Semiconductors and Semiconductor Equipment — 1.3%
Foundry JV Holdco LLC, 6.25%, 1/25/35(1)	5,160,000	5,482,543
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)	2,972,000	3,136,480
Foundry JV Holdco LLC, 6.30%, 1/25/39(1)	5,692,000	6,053,921
Intel Corp., 5.15%, 2/21/34	1,925,000	1,926,757
Intel Corp., 5.30%, 5/15/36	4,950,000	4,927,504
Intel Corp., 4.90%, 8/5/52	1,900,000	1,597,971
Intel Corp., 6.125%, 5/15/56	3,170,000	3,168,136
Kioxia Holdings Corp., 6.25%, 7/24/30(1)	6,634,000	6,844,786
Kioxia Holdings Corp., 6.625%, 7/24/33(1)	1,796,000	1,879,027
Marvell Technology, Inc., 5.30%, 4/15/36	4,665,000	4,643,532
NVIDIA Corp., 4.75%, 6/15/33	6,010,000	5,994,565
NVIDIA Corp., 5.55%, 6/15/46	4,625,000	4,593,386
NVIDIA Corp., 5.625%, 6/15/56	2,365,000	2,349,196
		52,597,804
Software — 1.2%
AppLovin Corp., 5.375%, 12/1/31	4,176,000	4,235,621
Intuit, Inc., 4.95%, 6/15/31	5,595,000	5,596,087

Oracle Corp., 4.80%, 9/26/32	7,047,000	6,708,156
Oracle Corp., 5.35%, 5/4/33	5,035,000	4,892,258
Oracle Corp., 5.20%, 9/26/35	5,080,000	4,758,024
Oracle Corp., 5.70%, 2/4/36	2,334,000	2,261,194
Oracle Corp., 6.90%, 11/9/52	2,550,000	2,446,705
ServiceNow, Inc., 5.05%, 5/15/33	2,580,000	2,578,072
ServiceNow, Inc., 5.40%, 5/15/36	2,320,000	2,319,901
ServiceNow, Inc., 6.30%, 5/15/56	2,264,000	2,308,455
Synopsys, Inc., 5.00%, 4/1/32	7,301,000	7,316,353
Workday, Inc., 3.80%, 4/1/32	4,155,000	3,870,412
		49,291,238
Specialized REITs — 0.1%
Crown Castle, Inc., 2.90%, 4/1/41	2,940,000	2,139,639
Crown Castle, Inc., 4.00%, 11/15/49	739,000	552,056
Crown Castle, Inc., 4.15%, 7/1/50	2,330,000	1,815,658
Crown Castle, Inc., 3.25%, 1/15/51	2,565,000	1,692,303
		6,199,656
Technology Hardware, Storage and Peripherals — 0.1%
Dell International LLC/EMC Corp., 4.75%, 7/15/31	1,020,000	1,014,083
Dell International LLC/EMC Corp., 5.30%, 4/1/32	1,867,000	1,899,423
		2,913,506
Textiles, Apparel and Luxury Goods — 0.2%
Gildan Activewear, Inc., 4.70%, 10/7/30(1)	3,095,000	3,038,090
Gildan Activewear, Inc., 5.40%, 10/7/35(1)	4,765,000	4,629,123
		7,667,213
TOTAL CORPORATE BONDS (Cost $960,338,043)		955,125,857
U.S. TREASURY SECURITIES — 23.7%
U.S. Treasury Bonds, 4.625%, 11/15/45	6,500,000	6,244,063
U.S. Treasury Bonds, 4.625%, 2/15/46	39,700,000	38,118,203
U.S. Treasury Bonds, 5.00%, 5/15/46	9,500,000	9,571,992
U.S. Treasury Bonds, 5.00%, 5/15/56	9,100,000	9,197,398
U.S. Treasury Notes, 3.875%, 7/31/27	10,000,000	9,972,461
U.S. Treasury Notes, 3.375%, 2/29/28(3)	42,000,000	41,479,922
U.S. Treasury Notes, 3.75%, 4/30/28	25,000,000	24,822,266
U.S. Treasury Notes, 3.875%, 6/15/28(3)	8,000,000	7,957,344
U.S. Treasury Notes, 3.75%, 12/31/28	15,000,000	14,852,637
U.S. Treasury Notes, 3.50%, 3/15/29	48,000,000	47,197,500
U.S. Treasury Notes, 4.125%, 3/31/29(3)	11,000,000	10,988,613
U.S. Treasury Notes, 3.875%, 4/15/29	20,000,000	19,850,781
U.S. Treasury Notes, 4.125%, 6/15/29	61,200,000	61,145,015
U.S. Treasury Notes, 4.375%, 12/31/29	22,000,000	22,143,945
U.S. Treasury Notes, 3.625%, 8/31/30	20,000,000	19,567,969
U.S. Treasury Notes, 3.50%, 11/30/30	56,500,000	54,919,766
U.S. Treasury Notes, 4.375%, 11/30/30	96,000,000	96,661,875
U.S. Treasury Notes, 3.50%, 2/28/31	91,000,000	88,337,539
U.S. Treasury Notes, 4.25%, 2/28/31	10,000,000	10,018,164
U.S. Treasury Notes, 3.875%, 3/31/31	21,000,000	20,704,688
U.S. Treasury Notes, 4.125%, 5/31/31	79,000,000	78,741,933
U.S. Treasury Notes, 4.125%, 10/31/31	20,500,000	20,400,303
U.S. Treasury Notes, 3.875%, 8/31/32	12,500,000	12,232,666
U.S. Treasury Notes, 4.125%, 11/15/32	30,000,000	29,736,328
U.S. Treasury Notes, 3.75%, 11/30/32	58,000,000	56,266,797
U.S. Treasury Notes, 4.00%, 1/31/33	31,600,000	31,065,516

U.S. Treasury Notes, 4.125%, 4/30/33	34,000,000	33,633,437
U.S. Treasury Notes, 4.25%, 5/31/33	51,000,000	50,816,719
U.S. Treasury Notes, 3.875%, 8/15/33	6,500,000	6,321,631
U.S. Treasury Notes, 4.375%, 5/15/36	15,000,000	14,921,484
TOTAL U.S. TREASURY SECURITIES (Cost $955,034,175)		947,888,955
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 21.9%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 21.9%
FHLMC, 3.50%, 2/1/49	19,257,617	17,600,612
FHLMC, 3.00%, 1/1/50	18,381,924	16,051,596
FHLMC, 3.50%, 5/1/50	4,025,338	3,688,222
FHLMC, 2.50%, 5/1/51	7,048,487	5,957,110
FHLMC, 3.00%, 7/1/51	10,139,245	8,930,870
FHLMC, 2.00%, 8/1/51	13,478,825	10,873,391
FHLMC, 2.50%, 8/1/51	20,831,987	17,548,713
FHLMC, 3.00%, 12/1/51	15,667,830	13,724,438
FHLMC, 3.00%, 2/1/52	14,481,749	12,808,922
FHLMC, 3.50%, 5/1/52	9,837,595	9,020,469
FHLMC, 4.00%, 5/1/52	11,491,875	10,771,741
FHLMC, 4.00%, 5/1/52	9,071,530	8,556,077
FHLMC, 3.00%, 6/1/52	7,342,222	6,488,343
FHLMC, 4.00%, 6/1/52	27,088,852	25,485,163
FHLMC, 5.00%, 7/1/52	7,239,117	7,214,590
FHLMC, 4.50%, 8/1/52	5,309,623	5,152,675
FHLMC, 4.50%, 10/1/52	18,904,006	18,224,844
FHLMC, 4.50%, 10/1/52	10,995,967	10,627,881
FHLMC, 5.50%, 11/1/52	7,064,123	7,156,481
FHLMC, 5.50%, 11/1/55	18,472,654	18,560,855
FHLMC, 5.50%, 1/1/56	22,204,749	22,319,647
FNMA, 4.00%, 2/1/46	1,395,835	1,331,004
FNMA, 4.00%, 4/1/46	2,303,587	2,196,355
FNMA, 3.00%, 5/1/50	2,372,550	2,125,175
FNMA, 2.50%, 6/1/50	7,817,983	6,616,127
FNMA, 2.50%, 2/1/51	20,209,338	17,212,846
FNMA, 3.00%, 6/1/51	1,207,179	1,078,551
FNMA, 2.50%, 12/1/51	18,721,314	15,913,902
FNMA, 2.50%, 2/1/52	8,327,610	7,061,733
FNMA, 3.00%, 2/1/52	17,126,980	15,132,696
FNMA, 2.00%, 3/1/52	26,858,399	21,865,736
FNMA, 3.00%, 4/1/52	8,864,652	7,840,724
FNMA, 4.00%, 4/1/52	13,289,502	12,494,936
FNMA, 4.00%, 4/1/52	7,214,848	6,789,159
FNMA, 4.00%, 4/1/52	5,615,390	5,285,311
FNMA, 3.00%, 5/1/52	12,121,278	10,740,026
FNMA, 3.50%, 5/1/52	22,189,534	20,175,440
FNMA, 4.00%, 5/1/52	9,314,141	8,716,173
FNMA, 3.50%, 6/1/52	21,617,919	19,733,758
FNMA, 2.50%, 7/1/52	11,642,349	9,800,382
FNMA, 4.50%, 7/1/52	13,292,353	12,844,650
FNMA, 4.50%, 9/1/52	8,683,004	8,428,255
FNMA, 5.00%, 9/1/52	11,359,275	11,310,858
FNMA, 5.00%, 10/1/52	13,926,265	13,808,652
FNMA, 5.00%, 1/1/53	17,989,143	17,849,505
FNMA, 5.50%, 1/1/53	24,526,545	24,781,559

FNMA, 5.50%, 3/1/54	23,972,056	24,180,865
FNMA, 4.50%, 4/1/54	34,330,067	33,125,845
FNMA, 5.50%, 12/1/55	87,020,688	87,377,721
GNMA, 5.00%, TBA	12,504,000	12,329,403
GNMA, 7.50%, 8/15/26	4	4
GNMA, 6.50%, 5/15/28	1,681	1,728
GNMA, 7.00%, 5/15/31	3,073	3,179
GNMA, 6.00%, 7/15/33	168,981	172,033
GNMA, 4.50%, 8/15/33	287,957	283,840
GNMA, 6.00%, 9/20/38	145,531	152,631
GNMA, 6.00%, 1/20/39	51,541	54,216
GNMA, 6.00%, 2/20/39	53,182	55,942
GNMA, 4.50%, 4/15/39	262,580	257,731
GNMA, 4.50%, 6/15/39	411,284	407,472
GNMA, 4.50%, 1/15/40	409,111	404,940
GNMA, 4.00%, 12/15/40	209,308	198,498
GNMA, 4.50%, 12/15/40	759,600	748,814
GNMA, 3.50%, 6/20/42	4,015,394	3,771,495
GNMA, 3.00%, 5/20/50	6,986,534	6,214,994
GNMA, 3.00%, 7/20/50	13,644,167	12,140,079
GNMA, 3.50%, 2/20/51	1,701,424	1,554,438
GNMA, 3.50%, 6/20/51	7,033,541	6,426,878
GNMA, 3.00%, 7/20/51	6,667,896	5,930,833
GNMA, 4.00%, 9/20/52	28,964,108	27,244,088
GNMA, 5.00%, 12/20/54	13,768,076	13,643,403
UMBS, 5.00%, TBA	81,206,000	79,804,072
UMBS, 5.50%, TBA	22,064,000	22,137,947
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $896,390,865)		876,519,242
COLLATERALIZED MORTGAGE OBLIGATIONS — 12.1%
Private Sponsor Collateralized Mortgage Obligations — 12.1%
Barclays Mortgage Loan Trust, Series 2026-NQM2, Class A1, VRN, 4.70%, 12/25/65(1)	20,058,550	19,783,363
BRAVO Residential Funding Trust, Series 2024-RPL1, Class A1, SEQ, VRN, 3.25%, 10/25/63(1)	15,209,945	14,067,352
Chase Home Lending Mortgage Trust, Series 2024-10, Class A4, VRN, 6.00%, 10/25/55(1)	6,006,758	6,021,145
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A, SEQ, VRN, 6.00%, 2/25/55(1)	4,066,049	4,063,986
Chase Home Lending Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 8/25/55(1)	217,234	216,689
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	4,646,160	4,644,718
Chase Home Lending Mortgage Trust, Series 2025-8, Class A4, SEQ, VRN, 6.00%, 6/25/56(1)	14,341,916	14,361,903
Chase Home Lending Mortgage Trust, Series 2025-9, Class A4A, SEQ, VRN, 5.50%, 6/25/56(1)	18,001,679	17,971,177
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	9,296	9,119
Citigroup Mortgage Loan Trust, Series 2025-3, Class A11, VRN, 5.50%, 6/25/55(1)	5,860,923	5,854,050
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A3, VRN, 3.51%, 2/25/50(1)	665,914	636,072
Ellington Financial Mortgage Trust, Series 2024-NQM1, Class A1B, 5.81%, 11/25/69(1)	5,707,621	5,728,195
Ellington Financial Mortgage Trust, Series 2026-NQM1, Class A1B, 4.77%, 2/25/71(1)	4,390,955	4,329,491
GCAT Trust, Series 2024-INV2, Class A6, SEQ, VRN, 6.00%, 6/25/54(1)	3,998,002	4,001,049
GCAT Trust, Series 2026-NQM3, Class A1, VRN, 5.41%, 4/25/71(1)	9,976,520	9,950,426
GS Mortgage-Backed Securities Trust, Series 2023-PJ6, Class A15, SEQ, VRN, 6.00%, 4/25/54(1)	3,722,943	3,728,675
GS Mortgage-Backed Securities Trust, Series 2026-NQM3, Class A1, VRN, 5.22%, 5/25/66(1)	15,537,491	15,426,115
GS Mortgage-Backed Securities Trust, Series 2026-PJ6, Class A4, SEQ, VRN, 5.50%, 9/25/56(1)	8,664,417	8,646,808
GS Mortgage-Backed Securities Trust, Series 2026-PJ7, Class A27, VRN, 5.23%, (30-day average SOFR plus 1.60%), 10/25/56(1)	17,739,385	17,678,862
HOMES Trust, Series 2025-AFC3, Class A1, VRN, 4.93%, 8/25/60(1)	10,409,671	10,315,465
JP Morgan Mortgage Trust, Series 2020-3, Class A15, VRN, 3.50%, 8/25/50(1)	1,584,726	1,419,330
JP Morgan Mortgage Trust, Series 2023-7, Class A4A, SEQ, VRN, 5.50%, 2/25/54(1)	14,669,014	14,662,725

JP Morgan Mortgage Trust, Series 2023-8, Class A2, VRN, 6.00%, 2/25/54(1)	3,423,414	3,467,616
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	6,689,648	6,682,861
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	3,241,167	3,235,867
JP Morgan Mortgage Trust, Series 2024-12, Class A4A, VRN, 5.50%, 6/25/55(1)	9,703,212	9,698,539
JP Morgan Mortgage Trust, Series 2025-3, Class A1M, 5.66%, 9/25/55(1)	7,313,661	7,303,632
JP Morgan Mortgage Trust, Series 2026-ACES1, Class A1, VRN, 4.89%, 4/25/66(1)	18,986,884	18,775,292
JP Morgan Mortgage Trust, Series 2026-NQX2, Class A2, 5.83%, 10/25/66(1)	8,875,000	8,874,992
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-1, Class A1, VRN, 6.00%, 3/25/55(1)	7,153,770	7,246,137
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-1, Class A3, VRN, 6.00%, 3/25/55(1)	4,494,582	4,502,481
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-NEW1, Class A1B, 5.28%, 4/27/71(1)	6,809,141	6,761,683
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-NQM2, Class A1, VRN, 4.73%, 1/26/71(1)	10,920,822	10,767,491
New Residential Mortgage Loan Trust, Series 2026-NQM6, Class A2, 5.50%, 5/25/66(1)	6,806,042	6,771,401
OBX Trust, Series 2024-HYB2, Class A1, SEQ, VRN, 3.70%, 4/25/53(1)	5,084,604	5,101,182
OBX Trust, Series 2025-J1, Class A4, SEQ, VRN, 6.00%, 5/25/55(1)	4,945,266	4,949,951
OBX Trust, Series 2025-NQM21, Class A1B, 4.99%, 10/25/65(1)	2,958,098	2,931,024
OBX Trust, Series 2026-AHC1, Class AF, VRN, 5.38%, (30-day average SOFR plus 1.75%), 4/25/56(1)	11,169,382	11,224,480
PMT Loan Trust, Series 2025-J2, Class A9, VRN, 5.50%, 8/25/56(1)	15,390,872	15,363,650
PRKCM Trust, Series 2025-AFC1, Class A1, VRN, 5.10%, 10/25/60(1)	11,039,819	10,982,354
PRKCM Trust, Series 2026-AFC1, Class A1, VRN, 4.68%, 2/25/61(1)	15,758,478	15,523,275
PRKCM Trust, Series 2026-AFC2, Class A1, VRN, 5.37%, 4/25/61(1)	136,640	136,305
Provident Funding Mortgage Trust, Series 2025-1, Class A3, VRN, 5.50%, 2/25/55(1)	17,561,725	17,550,981
Provident Funding Mortgage Trust, Series 2025-3, Class A4, VRN, 5.50%, 8/25/55(1)	12,338,896	12,330,729
Provident Funding Mortgage Trust, Series 2025-4, Class A4, VRN, 5.50%, 9/25/55(1)	8,393,319	8,389,293
Rate Mortgage Trust, Series 2025-J1, Class A5, VRN, 5.50%, 3/25/55(1)	3,584,408	3,585,881
Rate Mortgage Trust, Series 2026-J2, Class A27, VRN, 5.24%, (30-day average SOFR plus 1.65%), 7/25/56(1)	15,925,000	15,915,878
Santander Mortgage Asset Receivable Trust, Series 2026-NQM2, Class A1, VRN, 4.70%, 1/25/66(1)	11,788,318	11,620,279
Santander Mortgage Asset Receivable Trust, Series 2026-NQM3, Class A1, VRN, 5.18%, 3/25/66(1)	11,968,527	11,896,119
Santander Mortgage Asset Receivable Trust, Series 2026-NQM5, Class A2, 5.71%, 6/25/66(1)	5,325,000	5,324,971
Sequoia Mortgage Trust, Series 2025-7, Class A5, SEQ, VRN, 5.50%, 8/25/55(1)	13,801,683	13,777,631
Sequoia Mortgage Trust, Series 2026-INV3, Class A26F, VRN, 5.23%, (30-day average SOFR plus 1.60%), 5/25/56(1)	15,021,101	15,022,549
SG Residential Mortgage Trust, Series 2026-3, Class A1, VRN, 5.19%, 4/25/66(1)	9,032,132	8,963,076
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(1)	811,729	727,705
Towd Point Mortgage Trust, Series 2024-1, Class A1, SEQ, VRN, 4.93%, 3/25/64(1)	13,896,340	14,126,558
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(1)	1,202,359	1,150,632
		484,199,210
U.S. Government Agency Collateralized Mortgage Obligations — 0.0%
FHLMC, Series 3397, Class GF, VRN, 4.21%, (30-day average SOFR plus 0.61%), 12/15/37	518,095	517,613
GNMA, Series 2007-5, Class FA, VRN, 3.89%, (1-month SOFR plus 0.25%), 2/20/37	460,816	460,740
		978,353
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $486,545,965)		485,177,563
ASSET-BACKED SECURITIES — 10.6%
Avant Credit Card Master Trust, Series 2024-1A, Class B, 5.55%, 4/15/30(1)	7,000,000	6,997,503
Barclays Mortgage Loan Trust, Series 2026-CES1, Class A1A, 4.85%, 1/25/56(1)	17,737,250	17,516,903
Channel EF LLC, Series 2026-1A, Class A2, SEQ, 5.00%, 1/17/34(1)	9,758,000	9,749,951
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(1)	7,501,707	7,272,101
DI Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.72%, 9/15/51(1)	28,969,852	27,523,065
FIP Master Funding LLC, Series 2026-1A, Class A1, SEQ, 4.90%, 3/15/56(1)	10,051,304	9,949,731
Flexential Issuer LLC, Series 2025-1A, Class A2, SEQ, 6.03%, 10/25/60(1)	4,620,456	4,606,656
Foundation Finance Trust, Series 2026-1A, Class A, 4.98%, 2/17/53(1)(2)	7,000,000	6,999,805
GoodLeap Sustainable Home Solutions Trust, Series 2021-4GS, Class A, SEQ, 1.93%, 7/20/48(1)	7,632,026	6,290,448
JP Morgan Mortgage Trust, Series 2026-CES1, Class A1A, 4.91%, 6/25/56(1)	21,206,569	21,001,771
Kapitus Asset Securitization VI LLC, Series 2026-1A, Class A, SEQ, 5.36%, 5/10/33(1)	8,116,000	8,095,512
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, SEQ, 5.76%, 12/22/64(1)	9,872,209	9,940,447

M&T Bank RV Trust, Series 2026-1A, Class A, SEQ, 4.35%, 1/15/46(1)	22,318,221	22,032,530
Mosaic Solar Loan Trust, Series 2023-2A, Class A, SEQ, 5.36%, 9/22/53(1)	14,148,810	13,381,089
MP LLC, Series 2025-1A, Class A, SEQ, 5.55%, 11/15/65(1)	15,475,289	15,138,537
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	22,715,000	13,903,851
Pagaya AI Debt Grantor Trust, Series 2025-7, Class B, 5.06%, 5/15/33(1)	6,271,881	6,246,663
Pagaya AI Debt Grantor Trust, Series 2025-8, Class B, 5.41%, 7/15/33(1)	9,061,880	9,013,211
Pagaya AI Debt Grantor Trust, Series 2026-1, Class B, 5.37%, 9/15/33(1)	10,005,475	9,943,152
Pagaya AI Debt Grantor Trust, Series 2026-4, Class B, 6.25%, 1/16/34(1)	9,639,000	9,677,278
Purchasing Power Funding LLC, Series 2026-A, Class A, SEQ, 4.37%, 8/15/30(1)	10,705,000	10,575,288
RCKT Mortgage Trust, Series 2024-CES2, Class A1A, VRN, 6.14%, 4/25/44(1)	3,844,013	3,862,742
RCKT Mortgage Trust, Series 2024-CES6, Class A1A, 5.34%, 9/25/44(1)	3,122,853	3,123,043
RCKT Mortgage Trust, Series 2026-CES2, Class A1A, 4.76%, 2/25/56(1)	17,799,346	17,619,268
RCKT Mortgage Trust, Series 2026-CES3, Class A1A, 5.14%, 3/25/56(1)	16,463,484	16,391,043
Reach ABS Trust, Series 2026-2A, Class A, SEQ, 4.34%, 2/15/35(1)	9,902,591	9,894,551
Research-Driven Pagaya Motor Asset Trust, Series 2025-3A, Class A2, SEQ, 5.15%, 2/27/34(1)	7,666,000	7,674,847
Research-Driven Pagaya Motor Asset Trust, Series 2025-3A, Class B, 5.36%, 2/27/34(1)	10,250,000	10,226,329
RKTL Trust, Series 2026-1A, Class A, SEQ, 4.07%, 2/26/35(1)	6,476,088	6,463,380
RNL PH Owner LLC, Series 2026-1A, Class A, SEQ, 4.91%, 3/20/56(1)	3,589,965	3,510,513
Santander Mortgage Asset Receivable Trust, Series 2025-CES1, Class A1A, 5.04%, 9/25/55(1)	14,714,253	14,581,044
Santander Mortgage Asset Receivable Trust, Series 2026-CES1, Class A1A, SEQ, 4.88%, 1/25/56(1)	19,549,856	19,342,194
SCF Equipment Leasing LLC, Series 2024-1A, Class B, 5.56%, 4/20/32(1)	4,575,000	4,641,849
Stack Infrastructure Issuer LLC, Series 2026-1A, Class A2, SEQ, 5.00%, 3/27/56(1)	10,537,025	10,223,805
Store Master Funding LLC, Series 2026-1A, Class A1, SEQ, 5.22%, 6/20/56(1)	11,240,315	11,237,096
Subway Funding LLC, Series 2024-1A, Class A2I, SEQ, 6.03%, 7/30/54(1)	4,037,515	4,056,313
SVC ABS LLC, Series 2026-1A, Class A, SEQ, 5.16%, 3/20/56(1)	5,196,444	5,126,473
Switch ABS Issuer LLC, Series 2024-2A, Class A2, SEQ, 5.44%, 6/25/54(1)	4,061,561	4,021,757
Trackside Rail LLC, Series 2026-1A, Class A, SEQ, 4.89%, 3/20/56(1)	14,085,878	13,853,754
Vertical Bridge CC LLC, Series 2025-1A, Class A, SEQ, 5.16%, 8/16/55(1)	11,223,248	11,121,890
TOTAL ASSET-BACKED SECURITIES (Cost $434,124,706)		422,827,383
CONVERTIBLE PREFERRED SECURITIES — 3.0%
Banks — 2.8%
Banco Bilbao Vizcaya Argentaria SA, 6.125%	5,000,000	5,042,610
Banco Bilbao Vizcaya Argentaria SA, 9.375%	2,537,000	2,771,657
BNP Paribas SA, 8.50%(1)	10,656,000	11,241,760
Credit Agricole SA, 4.75%(1)	2,733,000	2,653,854
HSBC Holdings PLC, 6.50%	5,015,000	5,075,350
HSBC Holdings PLC, 6.875%	5,755,000	5,917,147
ING Groep NV, 4.875%	11,480,000	11,118,035
ING Groep NV, 7.50%	12,706,000	13,119,764
Lloyds Banking Group PLC, 8.00%	9,268,000	9,895,351
Skandinaviska Enskilda Banken AB, 6.875%	12,600,000	12,837,101
Societe Generale SA, 9.375%(1)	3,840,000	4,048,466
Societe Generale SA, 10.00%(1)	5,450,000	5,950,087
Svenska Handelsbanken AB, 4.375%	12,800,000	12,730,754
Swedbank AB, 7.75%	10,600,000	11,211,228
		113,613,164
Capital Markets — 0.2%
UBS Group AG, 9.25%(1)	5,460,000	5,879,312
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $118,898,749)		119,492,476
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.9%
ARZ Trust, Series 2024-BILT, Class A, SEQ, 5.77%, 6/11/39(1)	8,788,000	8,859,677
Bank5 Trust, Series 2024-5YR6, Class A3, SEQ, 6.23%, 5/15/57	7,431,000	7,661,202
DBSG Mortgage Trust, Series 2024-ALTA, Class A, SEQ, VRN, 6.14%, 6/10/37(1)	9,714,000	9,763,386

FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, SEQ, 7.07%, 11/10/39(1)	13,050,000	13,115,392
MIRA Trust, Series 2023-MILE, Class A, SEQ, 6.75%, 6/10/38(1)	13,305,000	13,579,634
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, VRN, 5.07%, (1-month SOFR plus 1.44%), 2/15/42(1)	13,750,000	13,682,273
Velocity Commercial Capital Loan Trust, Series 2026-2, Class A, SEQ, VRN, 5.45%, 5/25/56(1)	9,939,136	9,955,503
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $76,569,157)		76,617,067
PREFERRED SECURITIES — 1.4%
Banks — 0.7%
Citigroup, Inc., 7.625%	18,914,000	19,661,216
M&T Bank Corp., 5.125%	7,295,000	7,307,399
		26,968,615
Consumer Finance — 0.3%
Capital One Financial Corp., 3.95%	9,985,000	9,958,237
Synchrony Financial, 7.25%	3,785,000	3,763,688
		13,721,925
Multi-Utilities — 0.2%
Dominion Energy, Inc., 4.35%	5,889,000	5,861,380
Oil, Gas and Consumable Fuels — 0.2%
Energy Transfer LP, 6.625%	8,885,000	8,961,313
TOTAL PREFERRED SECURITIES (Cost $55,503,850)		55,513,233
MUNICIPAL SECURITIES — 1.2%
California Public Finance Authority Rev., (Children's Hospital Los Angeles Obligated Group), 5.40%, 11/15/36 (AG)	2,695,000	2,700,798
California State University Rev., 2.98%, 11/1/51	4,000,000	2,775,772
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	6,048,000	4,979,047
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	7,005,000	6,208,793
Houston GO, 3.96%, 3/1/47	2,500,000	2,161,691
Los Angeles Community College District GO, 6.75%, 8/1/49	2,400,000	2,602,613
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	1,225,000	1,299,985
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	5,000,000	3,825,835
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	100,000	101,911
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	970,000	1,108,116
New York City GO, 6.27%, 12/1/37	335,000	354,819
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	4,000,000	2,934,782
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	2,300,000	2,151,253
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	4,120,000	2,587,047
State of California GO, 7.60%, 11/1/40	455,000	545,437
Sumter Landing Community Development District Rev., 5.57%, 10/1/40 (AG)	885,000	918,061
Sumter Landing Community Development District Rev., 5.74%, 10/1/45 (AG)	1,330,000	1,366,199
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	3,865,000	3,899,623
United Nations Development Corp. Rev., (City of New York), Series A, 6.54%, 8/1/55	840,000	886,759
University of California Rev., 3.07%, 5/15/51	3,480,000	2,410,065
University of California College of the Law San Francisco Rev., 5.99%, 8/1/50 (BAM)	835,000	849,092
University of California College of the Law San Francisco Rev., 6.09%, 8/1/55 (BAM)	955,000	973,881
TOTAL MUNICIPAL SECURITIES (Cost $56,738,719)		47,641,579
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.8%
Mexico — 0.8%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(1)	13,401,000	13,472,025
Mexico Government International Bonds, 6.25%, 8/27/37	20,000,000	20,025,893
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $33,206,023)		33,497,918
BANK LOAN OBLIGATIONS(4) — 0.4%
Entertainment — 0.4%
Discovery Global Holdings, Inc., 2026 USD Term Loan B, 6.14%, (1-month SOFR plus 2.50%), 6/3/33	15,775,961	15,799,941

Media — 0.0%
Charter Communications Operating LLC, 2023 Term Loan B4, 12/7/30(5)	953,000	943,413
TOTAL BANK LOAN OBLIGATIONS (Cost $16,723,229)		16,743,354
COLLATERALIZED LOAN OBLIGATIONS — 0.3%
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 5.20%, (1-month SOFR plus 1.56%), 10/16/36(1) (Cost $12,317,000)	12,317,000	12,273,789
SHORT-TERM INVESTMENTS — 2.1%
Commercial Paper(6) — 2.1%
Aquitaine Funding Co. LLC, 3.77%, 7/1/26(1)	1,650,000	1,649,831
Fastnet Funding Co. LLC, 3.77%, 7/1/26(1)	42,225,000	42,220,681
Portsea Funding LLC, 3.76%, 7/1/26(1)	39,150,000	39,145,995
		83,016,507
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class(7)	1,540,119	1,540,119
TOTAL SHORT-TERM INVESTMENTS (Cost $84,565,119)		84,556,626
TOTAL INVESTMENT SECURITIES — 103.3% (Cost $4,186,955,600)		4,133,875,042
OTHER ASSETS AND LIABILITIES — (3.3)%		(131,006,114)
TOTAL NET ASSETS — 100.0%		$4,002,868,928

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	19,581,636	USD	25,947,175	Morgan Stanley & Co. LLC	9/16/26	$26,749
USD	26,029,632	GBP	19,406,573	Citibank NA	9/16/26	287,919
NZD	47,076,003	USD	27,574,345	Morgan Stanley & Co. LLC	9/16/26	(769,458)
USD	248,884	NZD	425,754	JPMorgan Chase Bank NA	9/16/26	6,461
USD	27,282,792	NZD	46,650,249	Morgan Stanley & Co. LLC	9/16/26	720,327
						$271,998

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	305	September 2026	$34,302,969	$44,483
U.S. Treasury Long Bonds	635	September 2026	72,072,500	1,138,440
U.S. Treasury Ultra Bonds	2,183	September 2026	253,569,094	5,138,994
			$359,944,563	$6,321,917
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	437	September 2026	$46,779,484	$(31,743)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 46	Buy	(5.00)%	6/20/31	$36,630,000	$(2,616,196)	$(387,318)	$(3,003,514)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
BAM	–	Build America Mutual Assurance Corp.
CDX	–	Credit Derivatives Indexes
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
NZD	–	New Zealand Dollar
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,383,493,393, which represented 34.6% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $16,296,230.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(5)The interest rate will be determined upon settlement of the bank loan obligation after period end.
(6)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(7)Includes securities purchased with cash collateral received at the custodian bank for collateral requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $720,000.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$955,125,857	—
U.S. Treasury Securities	—	947,888,955	—
U.S. Government Agency Mortgage-Backed Securities	—	876,519,242	—
Collateralized Mortgage Obligations	—	485,177,563	—
Asset-Backed Securities	—	422,827,383	—
Convertible Preferred Securities	—	119,492,476	—
Commercial Mortgage-Backed Securities	—	76,617,067	—
Preferred Securities	—	55,513,233	—
Municipal Securities	—	47,641,579	—
Sovereign Governments and Agencies	—	33,497,918	—
Bank Loan Obligations	—	16,743,354	—
Collateralized Loan Obligations	—	12,273,789	—
Short-Term Investments	$1,540,119	83,016,507	—
	$1,540,119	$4,132,334,923	—
Other Financial Instruments
Futures Contracts	$6,321,917	—	—
Forward Foreign Currency Exchange Contracts	—	$1,041,456	—
	$6,321,917	$1,041,456	—
Liabilities
Other Financial Instruments
Futures Contracts	$31,743	—	—
Swap Agreements	—	$3,003,514	—
Forward Foreign Currency Exchange Contracts	—	769,458	—
	$31,743	$3,772,972	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.